LONG-TERM BORROWINGS DUE TO RELATED PARTY - Due to related party (Details) - Jun. 30, 2024 - Related Parties	CNY (¥)	USD ($)
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Long-term borrowing from a Founder, 3.75% annual interest, three years loan, due in April 29, 2027	¥ 10,000,000	$ 1,376,046
Total long-term borrowings due to related parties	¥ 10,000,000	$ 1,376,046